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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3616

Mosaic Income Trust
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

W. Richard Mason
Madison/Mosaic Legal and Compliance Department
8777 N. Gainey Center Drive, Suite 220
Scottsdale, AZ  85258
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1.  Schedule of Investments.

Mosaic Income Trust

Intermediate Income Fund

Portfolio of Investments -- March 31, 2006 (unaudited)

Credit Rating*				Principal	Market
Moody's	S&P			Amount	Value

		CORPORATE DEBT SECURITIES: 58.5% of net assets

		CONSUMER DISCRETIONARY:	5.9%
		Comcast Cable, 6.2%, 11/15/08		170,000	172,928
		Wal-Mart Stores Inc, 4.75%, 8/15/10		150,000	146,794

		CONSUMER STAPLES:	6.7%
A2	A	Coca-Cola Enterprise, 5.75%, 11/1/08		160,000	162,102
A3	BBB+	Kraft Foods Inc, 4.625% 11/1/06		200,000	199,311

		FINANCIALS:	9.2%
A3	A	Countrywide Home Loan, 5.625% 5/15/07		150,000	150,485
A1	A	Household Finance Co, 7.875%, 3/1/07		150,000	153,313
A1	AA-	International Lease Finance, 4.875%, 9/1/10		200,000	194,629

		HEALTH CARE:	3.1%
A2	A	United Healthcare Group, 5%, 8/15/14		175,000	168,449

		INDUSTRIAL:	11.7%
Ba3	BB+	American Standard, 7.375%, 2/1/08		175,000	180,143
A2	A	CIT Group Inc, 5.75%, 9/25/07		150,000	150,962
Baa3	BB+	Lubrizol Corp, 4.625%, 10/1/09		150,000	145,445
Baa3	BBB-	YUM! Brands Inc, 7.65%, 5/15/08		150,000	156,446

		INSURANCE:	6.5%
Baa3	BBB-	Markel Corp, 6.8%, 2/15/13		150,000	154,136
A1	A	MGIC Investment Corp, 6.0%, 3/15/07		200,000	200,449

		RETAILERS-APPAREL:	2.8%
Ba3	BB+	Gap Inc, 6.9%, 9/15/07		150,000	152,376

		TECHNOLOGY:	1.8%
A3	A	Computer Sciences Co., 3.5%, 4/15/08		100,000	96,345

		TELECOMMUNICATIONS:	10.3%
Baa2	BBB+	AT&T Broadband, 8.375%, 3/15/13		181,000	203,834
Baa2	A-	Sprint Capital Corp, 6.125%, 11/15/08		200,000	203,668
Baa1	A+	Verizon New England, 6.5%, 9/15/11		150,000	152,453

		UTILITIES:	0.5%
A2	BBB+	Wisconsin Power & Light, 7.625%, 3/1/10		25,000	26,742

		TOTAL CORPORATE DEBT SECURITIES (Cost $3,188,830)		$3,136,000	$ 3,171,009

		COLLATERALIZED MORTGAGE OBLIGATIONS: 2.8% of net assets
Aaa	AAA	Federal National Mortgage Association, Mortgage Pool #636758, 6.5%, 5/1/32		50,161	51,301
Aaa	AAA	Federal National Mortgage Association, Mortgage Pool #725341, 5%, 2/1/19		105,679	103,271

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $157,410)		$ 155,840	$ 154,572

		US GOVERNMENT & AGENCY OBLIGATIONS: 36.9% of net assets
		Fannie Mae, 4.625% 10/15/13		100,000	96,729
Aaa	AAA	Federal Home Loan Bank, 4.1%, 6/13/08		500,000	490,343
Aaa	AAA	Freddie Mac, 4.875%, 3/15/07		150,000	149,666
Aaa	AAA	Freddie Mac, 5%, 10/18/10		150,000	147,912
		Freddie Mac, 5.5%, 9/15/11		235,000	238,923
Aaa	AAA	US Treasury Note, 3.375%, 2/15/08		250,000	243,574
Aaa	AAA	US Treasury Note, 4.0%, 3/15/10		350,000	339,787
Aaa	AAA	US Treasury Note, 4.25%, 8/15/14		305,000	292,026

		TOTAL US GOVERNMENT & AGENCY OBLIGATIONS (Cost $2,032,871)		$2,040,000	$1,998,960

		REPURCHASE AGREEMENT: 0.9% of net assets
		Morgan Stanley issued 3/31/06 at 4.32%, due 4/3/06,
		collateralized by $48,177 in United States Treasury Notes
		due 12/31/06. Proceeds at maturity are $47,017 (Cost $47,000).			$ 47,000

		TOTAL INVESTMENTS: 101% of net assets (Cost $5,724,195)			$ 5,371,541

		LIABILITIES LESS CASH AND RECEIVABLES: 0.9% of net assets			51,079

		NET ASSETS: 100.00%			$ 5,422,620

Mosaic Income Trust

Government Fund

Portfolio of Investments - March 31, 2006 (unaudited)

Credit Rating*				Principal	Market
Moody's	S&P			Amount	Value

		US GOVERNMENT & AGENCY OBLIGATIONS: 93.0% of net assets

		US GOVERNMENT AGENCY NOTES:	43.7%
Aaa	AAA	Federal Home Loan Bank, 4.1%, 6/13/08		200,000	196,137
Aaa	AAA	Fannie Mae, 4.2%, 3/24/08		250,000	245,653
Aaa	AAA	Freddie Mac, 4.875%, 3/15/07		150,000	149,666
Aaa	AAA	Freddie Mac, 3.5%, 9/15/07		100,000	97,888
Aaa	AAA	Freddie Mac, 5.125%, 10/15/08		250,000	250,552
Aaa	AAA	Freddie Mac, 5%, 10/18/10		155,000	152,842
Aaa	AAA	Freddie Mac, 5.5%, 9/15/11		300,000	305,008

		US TREASURY NOTES:	33.9%
Aaa	AAA	US Treasury Notes, 4.625%, 5/15/06		200,000	200,701
Aaa	AAA	US Treasury Notes, 4.75%, 11/15/08		275,000	274,506
Aaa	AAA	US Treasury Notes, 4%, 6/15/09		225,000	219,595
Aaa	AAA	US Treasury Notes, 5%, 8/15/11		165,000	166,502
Aaa	AAA	US Treasury Notes, 4.25%, 8/15/14		235,000	225,003

		MORTGAGE BACKED SECURITIES:	15.4%
Aaa	AAA	Fannie Mae, Mortgage Pool #555345, 5.5%, 2/1/18		86,768	85,308
Aaa	AAA	Fannie Mae, Mortgage Pool #555545, 5%, 6/1/18		136,251	131,386
Aaa	AAA	Fannie Mae, Mortgage Pool #636758, 6.5%, 5/1/32		38,326	38,475
Aaa	AAA	Fannie Mae, Mortgage Pool #254346, 6.5%, 6/1/32		31,099	31,610
Aaa	AAA	Fannie Mae, Mortgage Pool #254405, 6%, 8/1/32		58,645	58,183
Aaa	AAA	Freddie Mac, Mortgage Pool, Gold Pass Through Certificates #E57247, 6.5%, 3/1/09		31,133	31,356
Aaa	AAA	Freddie Mac, Mortgage Pool, Gold Pass Through Certificates #E90778, 5.5%, 8/1/17		61,670	61,332
Aaa	AAA	Freddie Mac, Mortgage Pool, Gold Pass Through Certificates #C01364, 6.5%, 6/1/32		34,180	34,927
Aaa	AAA	Government National Mortgage Association II, Guaranteed Pass Through Certificates #2483, 7%, 9/20/27		18,186	18,845

		TOTAL US GOVERNMENT & AGENCY OBLIGATIONS (Cost $3,057,698)		$3,001,258	$ 2,975,475

		REPURCHASE AGREEMENT: 6.2% of net assets
		Morgan Stanley issued 3/31/06 at 4.32%, due 4/3/06,
		collateralized by $202,956 in United States Treasury Notes
		due 12/31/06. Proceeds at maturity are $198,071 (Cost $198,000).			$ 198,000

		TOTAL INVESTMENTS: 99.2% of net assets (Cost $3,255,698)			$3,173,475

		CASH AND RECEIVABLES LESS LIABILITIES: 0.8% of net assets			$27,961

		NET ASSETS: 100.00%			$ 3,201,436

Mosaic Income Trust

Institutional Bond Fund

Portfolio of Investments - March 31, 2006 (unaudited)

				Principal	Market
Credit Rating*				Amount	Value
Moody's	S&P

		DEBT INSTRUMENTS: 97.1% of net assets

		Corporate Obligations:	47.6%
A1	A+	American Express, 5.50%, 9/12/06		155,000	155,340
		Bank of America, 4.875%, 9/15/12		200,000	193,867
Aa3	A	Bank One Corp, 6.875%, 8/1/06		150,000	150,845
Aa1	AA-	Citigroup Inc, 4.25%, 7/29/09		200,000	193,864
A3	A-	CONOCO Inc, 6.35%, 10/15/11		205,000	213,994
A3	A	Countrywide Home Loan, 5.625%, 5/15/07		175,000	175,565
Aaa	AAA	General Electric Capital Corp, 4.25%, 6/15/12		250,000	234,723
Aa3	A+	Goldman Sachs, 6.65%, 5/15/09		185,000	191,811
		Hewlett-Packard Co, 5.5%, 7/1/07		200,000	200,031
A1	A	Household Finance Co, 7.875%, 3/1/07		185,000	189,086
A1	A+	IBM Corp, 4.75%, 11/29/12		150,000	144,996
A1	AA-	International Lease Finance, 4.875%, 9/1/10		200,000	194,629
Aa3	NA	Merrill Lynch, 7%, 1/15/07		200,000	202,732
		MGIC Investment Corp, 6.0%, 3/15/07		200,000	200,449
Aa3	A+	Morgan Stanley Dean Witter, 3.625%, 4/1/08		170,000	164,855
Aa3	A	Nationsbank Corp, 7.5%, 9/15/06		200,000	202,071
Aa3	AA	Texaco Capital Inc, 5.5%, 1/15/09		150,000	151,491
Aa3	A+	US Bancorp, 5.1%, 7/15/07		200,000	199,233
Aa2	AA	Wal-Mart Stores, 4.55%, 5/1/13		150,000	142,834
A1	A	WPS Resources Corp, 7%, 11/1/09		150,000	157,145

		US Government & Agency Obligations:	49.5%
Aaa	AAA	Fannie Mae, 5.25%, 4/15/07		700,000	700,942
Aaa	AAA	Freddie Mac, 3.625%, 9/15/08		425,000	411,413
Aaa	AAA	Freddie Mac, 4.50%, 7/15/13		400,000	383,858
Aaa	AAA	US Treasury Notes, 4.625%,5/15/06		150,000	150,557
Aaa	AAA	US Treasury Notes, 4.75%,11/15/08		600,000	598,922
Aaa	AAA	US Treasury Notes, 3.625%, 1/15/10		700,000	671,290
Aaa	AAA	US Treasury Notes, 4.875%, 2/15/12		200,000	200,375
Aaa	AAA	US Treasury Notes, 4.25%, 8/15/14		715,000	684,585

		TOTAL DEBT INSTRUMENTS (Cost $7,611,488)		7,565,000	7,461,502

		REPURCHASE AGREEMENT: 1.7% of net assets
		Morgan Stanley issued 3/31/06 at 4.32%, due 4/3/06,
		collateralized by $133,254 in United States Treasury Notes
		due 12/31/06. Proceeds at maturity are $130,047 (Cost $130,000).			130,000

		TOTAL INVESTMENTS: 98.8% of net assets (Cost $7,741,488)			7,591,502

		LIABILITIES LESS CASH AND RECEIVABLES: 1.2% of net assets			91,183

		NET ASSETS: 100.00%			7,682,685

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer determined that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.  There were no significant changes in the Trust’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mosaic Income Trust

By: (signature)

W. Richard Mason, Secretary

Date: April 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Chief Executive Officer

Date:  April 26, 2006

By:  (signature)

Greg Hoppe, Chief Financial Officer

Date: April 26, 2006